Financial Guarantees and Residual Value Guarantees (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Financial Guarantees and Residual Guarantees

	12.31.2017	12.31.2016
Financial guarantee of residual value	108.9	122.2
Accounts payable (i)	30.8	65.9
Financial guarantee	17.1	22.7

	156.8	210.8

Current portion	22.2	49.7
Non-current portion	134.6	161.1

Activity on Financial Guarantees and Residual Guarantees

The movement on the financial guarantees and residual guarantees is shown below:

	Financial guarantee	Financial guarantee of residual value	Accounts payable (i)	Additional provision (i)	Total
At December 31, 2014	61.8	94.4	81.8	—	238.0

Additions	—	—	3.0	114.0	117.0
Disposals	—	—	(40.5)	—	(40.5)
Re-measurement	(9.0)	—	—	—	(9.0)
Reclassifications	—	—	13.1	(13.1)	—
Market value	—	0.3	—	—	0.3
Guarantee amortization	(12.7)	—	—	—	(12.7)

At December 31, 2015	40.1	94.7	57.4	100.9	293.1

Additions	0.1	—	11.9	—	12.0
Interest Additions	—	—	1.7	—	1.7
Disposals	(6.6)	—	(95.6)	—	(102.2)
Reversals	—	—	—	(10.4)	(10.4)
Reclassifications (ii)	—	—	90.5	(90.5)	—
Market value	—	27.5	—	—	27.5
Guarantee amortization	(10.9)	—	—	—	(10.9)

At December 31, 2016	22.7	122.2	65.9	—	210.8

Additions	1.2	—	3.7	—	4.9
Interest Additions	—	—	2.0	—	2.0
Disposals	—	—	(40.8)	—	(40.8)
Market value	—	(13.3)	—	—	(13.3)
Guarantee amortization	(6.8)	—	—	—	(6.8)

At December 31, 2017	17.1	108.9	30.8	—	156.8

(i)	Accounts payable and additional provision:

•	Republic Airways Holdings - Refers to liabilities assumed on the acquisition of Republic Airways aircraft as a result of the client’s filing for bankruptcy (Chapter 11) in February 2016, which is partially concluded. As of December 30, 2017, the obligation assumed in Accounts payable was US$ 30.8 (US$ 41.6 as of December 31, 2016).

(ii)	Refers to transfers of financial guarantees held from provisions to accounts payable due to formalization by parties of the exercise of such guarantees.